Document and Entity Information	Dec. 13, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001576940
Document Type	8-K
Document Period End Date	Dec. 13, 2019
Entity Registrant Name	CENTURY COMMUNITIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36491
Entity Tax Identification Number	68-0521411
Entity Address, Address Line One	8390 East Crescent Parkway
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	770-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false